9. SIGNIFICANT CUSTOMERS	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
SIGNIFICANT CUSTOMERS

The Company sells its products primarily through high-volume distributors and retailers, internet service providers, telephone service providers, value-added resellers, PC system integrators, and OEMs. The Company supports its major accounts in their efforts to discern strategic directions in the market, to maintain appropriate inventory levels, and to offer a balanced selection of attractive products.

Relatively few customers account for a substantial portion of the Company’s revenues.  In 2015 three customers accounted for 77% of the Company’s total net sales with our largest customer accounting for 46% of our net sales. At December 31, 2015, three customers accounted for 93% of our gross accounts receivable, with our largest customer representing 67% of our gross accounts receivable. In 2014 three customers accounted for 74% of our total net sales, with our largest customer accounting for 53% of our net sales. At December 31, 2014, three customers accounted for 92% of our gross accounts receivable, with our largest customer representing 64% of our gross accounts receivable.